OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Asset Impairment Charges	$ 0	$ 564	$ 67,342